INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 7 - INTANGIBLE ASSETS

Krillase

As part of the asset acquisition of ACB Holding AB, Reg. No. 559119-5762, completed on September 12, 2018, Marizyme acquired all rights, titles, and interest in the Krillase technology, a group of intangible assets worth $28,600,000. Krillase is a naturally occurring enzyme that acts to break protein bonds and has applications in wound debridement, would healing, dental care and thrombosis. The useful lives of the intangible assets are based on the life of the patent and related technology. The patents and related technology for Krillase have not been amortized since the acquisition, as they have not yet been put into operations.

The Company anticipates Krillase being placed into service in 2023. The Company has evaluated this asset for impairment and has determined that due to COVID-19 delaying the next steps for roll out of this technology, along with the associated value of the research and development, the status of the clinical trials, and other pertinent proprietary technology, there is no impairment required.

DuraGraft

As part of Somah acquisition (Note 4), Marizyme purchased $18,170,000 of intangible assets related to the DuraGraft® technology.

	September 30, 2021			December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Krillase intangible assets	$28,600,000	$-	$28,600,000	$28,600,000	$-	$28,600,000
DuraGraft patent	5,256,000	(471,691)	4,784,309	14,147,729	(589,489)	13,558,240
Distributor relationship	308,000	(35,933)	272,067	-	-	-
IPR&D - Cyto Protectant Life Sciences	12,606,000	-	12,606,000	-	-	-
Patents in process	122,745	-	122,745	119,971	-	119,971
Total intangibles	$46,892,745	$(507,624)	$46,385,121	$42,867,700	$(589,489)	$42,278,211

The following changes to the Company’s intangible assets had taken place in the periods indicated:

Balance, December 31, 2019	$28,613,000
Acquired in asset purchase agreement	14,147,729
Additions	106,971
Amortization expense	(589,489)
Balance, December 31, 2020	42,278,211
Acquired in Somah Transaction[1]	4,022,271
Additions	2,775
Amortization expense[1]	81,864
Balance, September 30, 2021	$46,385,121

1	To account for Somah Transaction measurement period adjustments, the Company restated the Quarterly Report on Form 10-Q for the three and six month ended June 30, 2021, originally filed on August 23, 2021. As a result of the restatement, the value of DuraGraft intangibles purchased with the Somah Transaction increased by $4,022,271 and related over estimated amortization of the intangibles decreased by $898,026.

The Company has recorded amortization expense of $108,777 and $326,331 for the three and nine months ended September 30, 2021, respectively and $341,270 for the three and nine months ended September 30, 2020.

Future amortizations for DuraGraft related intangible assets for the next five years will be $435,108 for each year from 2021 through 2026 and $2,880,836 for 2027 and thereafter. Amortization related to in process research and development will be determined upon the Company achieving commercialization.

NOTE 8 –INTANGIBLE ASSETS

On September 12, 2018, the Company consummated an asset acquisition with ACB Holding AB, Reg. No. 559119-5762, a Swedish corporation to acquire all right, title and interest in their Krillase technology in exchange for 16.98 million shares of common stock. Krillase is a naturally occurring enzyme that acts to break protein bonds and has applications in dental care, wound healing and thrombosis. The transaction was recorded at the fair value of the shares. No amortization has been recorded as the patents and patent applications are not yet in a position to produce cash flows.

During 2020, the Company incurred legal and filing fees of $17,801 associated with a patent application for pharmaceutical compositions and methods for the treatment of thrombosis. The patents are pending. The Company capitalized these costs.

On July 31, 2020, the Company executed an agreement with Somah (see Note 4) for the DuraGraft® technology in exchange for 10,000,000 shares of common stock, 3,000,000 warrants and a royalty as stated herein. Somah is engaged in developing products to prevent ischemic injury to organs and tissues and DuraGraft® is a one-time intraoperative vascular graft treatment for use in vascular and bypass surgeries that maintains endothelial function and structure, and other related properties.

	December 31, 2020			December 31, 2019
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Krillase - Patents, Patent Applications, Research and Development, Clinical Trials, Developed Technology	$28,600,000	$-	$28,600,000	$28,600,000	$-	$28,600,000
DuraGraft - Patents, Patent Applications, Research and Development, Clinical Trials, Developed Technology	14,147,729	(589,489)	13,558,240	-	-	-
Patents in process	119,971	-	119,971	13,000	-	13,000

Total Intangibles	$42,867,700	$(589,489)	$42,278,211	$28,613,000	$-	$28,613,000

For the year ended December 31, 2020, changes to intangible assets were as follows:

Balance, December 31, 2019	$28,613,000
Acquired in asset purchase agreement	14,147,729
Additions	106,971
Accumulated amortization	(589,489)
Balance, December 31, 2020	$42,278,211

The Company has recorded amortization expense of $589,489 for the year ended December 31, 2020.

The useful lives of the intangible assets are based on the life of the patent and related technology. The patents and related technology for Krillase are not currently being amortized as they have not yet been put into operations.

Future amortizations for DuraGraft related intangible assets for the next five years will be $1,414,773 for each year from 2021 through 2028 and $825,284 for 2029.